UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Waterstone Capital Management, L.P.

Address: 2 Carlson Parkway, Suite 260
         Plymouth, Minnesota 55447


13F File Number: 000-000000

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Martin Kalish
Title:  Chief Financial Officer
Phone:  (952) 697-4102


Signature, Place and Date of Signing:


/s/ Martin Kalish             Plymouth, Minnesota          February 14, 2011
-----------------            --------------------         ------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       4

Form 13F Information Table Entry Total:  73

Form 13F Information Table Value Total:    $2,871,469
                                         (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.      Form 13F File Number      Name

1.       028-12029                 Waterstone Market Neutral Master Fund, Ltd.

2.       028-13704                 Waterstone Market Neutral MAC 51 Ltd.

3.       000-00000                 Waterstone Offshore ER Fund, Ltd.

4.       000-00000                 Watersone MF Fund, Ltd.


                                                    FORM 13F INFORMATION TABLE



COLUMN 1                      COLUMN  2         COLUMN 3    COLUMN 4       COLUMN 5         COLUMN 6   COLUMN 7       COLUMN 8

                                                             VALUE    SHRS OR    SH/ PUT/   INVSTMNT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP       (X$1000)  PRN AMT    PRN CALL   DSCRTN    MANAGERS    SOLE   SHARED NONE
ADVANCED MICRO DEVICES INC    NOTE 6.000% 5/0   007903AL1    53,977   53,639,000 PRN        DEFINED  1, 2, 3, 4    53,639,000
ADVANCED MICRO DEVICES INC    NOTE 5.750% 8/1   007903AN7    27,603   26,800,000 PRN        DEFINED  1, 2, 3, 4    26,800,000
ALLERGAN INC                  COM               18490102     15,224      221,700 SH         DEFINED  1, 2, 3, 4       221,700
AMERICAN MED SYS HLDGS INC    NOTE 4.000% 9/1   02744MAB4    28,799   23,557,000 PRN        DEFINED  1, 2, 3, 4    23,557,000
AMERIGROUP CORP               NOTE 2.000% 5/1   03073TAB8     9,036    7,800,000 PRN        DEFINED  1, 2, 3, 4     7,800,000
ASPEN INSURANCE HOLDINGS LTD  PFD PRP INC EQ    G05384113     3,491       64,000 SH         DEFINED  1, 2, 3, 4        64,000
BARRETT BILL CORP             NOTE 5.000% 3/1   06846NAA2    25,424   24,652,000 PRN        DEFINED  1, 2, 3, 4    24,652,000
BOSTON PPTYS LTD PARTNERSHIP  NOTE 2.875% 2/1   10112RAK0    24,485   24,146,000 PRN        DEFINED  1, 2, 3, 4    24,146,000
BOYD GAMING CORP              COM               103304101     3,498      330,000 SH         DEFINED  1, 2, 3, 4       330,000
BP PLC                        SPONSORED ADR     55622104      2,147       48,600      CALL  DEFINED  1, 2, 3, 4        48,600
CAPITALSOURCE INC             SDCV 4.000% 7/1   14055XAE2       999    1,000,000 PRN        DEFINED  1, 2, 3, 4     1,000,000
CENTURYLINK INC               COM               156700106    12,928      280,000 SH         DEFINED  1, 2, 3, 4       280,000
CHESAPEAKE ENERGY CORP        NOTE 2.500% 5/1   165167BZ9    87,586   98,176,000 PRN        DEFINED  1, 2, 3, 4    98,176,000
CHESAPEAKE ENERGY CORP        NOTE 2.500% 5/1   165167CA3   127,947  143,900,000 PRN        DEFINED  1, 2, 3, 4   143,900,000
COMMSCOPE INC                 NOTE 3.250% 7/0   203372AG2     2,601    2,000,000 PRN        DEFINED  1, 2, 3, 4     2,000,000
DEAN FOODS CO NEW             COM               242370104       442       50,000 SH         DEFINED  1, 2, 3, 4        50,000
DEAN FOODS CO NEW             COM               242370104     2,260      255,700      CALL  DEFINED  1, 2, 3, 4       255,700
DELTA PETE CORP               NOTE 3.750% 5/0   247907AD0    13,731   16,036,000 PRN        DEFINED  1, 2, 3, 4    16,036,000
DEVELOPERS DIVERSIFIED RLTY   NOTE 3.500% 8/1   251591AQ6     3,498    3,500,000 PRN        DEFINED  1, 2, 3, 4     3,500,000
DEVON ENERGY CORP NEW         COM               25179M103    15,702      200,000 SH         DEFINED  1, 2, 3, 4       200,000
ERP OPER LTD PARTNERSHIP      NOTE 3.850% 8/1   26884AAV5    25,211   24,250,000 PRN        DEFINED  1, 2, 3, 4    24,250,000
EXTERRAN HLDGS INC            NOTE 4.250% 6/1   30225XAA1    63,564   50,880,000 PRN        DEFINED  1, 2, 3, 4    50,880,000
FREEPORT-MCMORAN COPPER & GO  COM               35671D857    66,050      550,000      CALL  DEFINED  1, 2, 3, 4       550,000
FREEPORT-MCMORAN COPPER & GO  COM               35671D857     3,927       32,700      PUT   DEFINED  1, 2, 3, 4        32,700
GENERAL CABLE CORP DEL NEW    NOTE 0.875%11/1   369300AD0    27,197   27,602,000 PRN        DEFINED  1, 2, 3, 4    27,602,000
GOLDMAN SACHS GROUP INC       COM               38141G104    38,605      229,573 SH         DEFINED  1, 2, 3, 4       229,573
GOLDMAN SACHS GROUP INC       COM               38141G104   151,344      900,000      CALL  DEFINED  1, 2, 3, 4       900,000
HANOVER COMPRESSOR CO         NOTE 4.750% 1/1   410768AE5     6,825    6,866,000 PRN        DEFINED  1, 2, 3, 4     6,866,000
HOLOGIC INC                   FRNT 2.000%12/1   436440AA9   104,051  110,090,000 PRN        DEFINED  1, 2, 3, 4   110,090,000
L-3 COMMUNICATIONS CORP       DEBT 3.000% 8/0   502413AW7    42,796   42,621,000 SH         DEFINED  1, 2, 3, 4    42,621,000
LIFE TECHNOLOGIES CORP        COM               53217V109    32,545      586,400 SH         DEFINED  1, 2, 3, 4       586,400
LINCARE HLDGS INC             DBCV 2.750%11/0   532791AE0    43,912   40,330,000 PRN        DEFINED  1, 2, 3, 4    40,330,000
LINCARE HLDGS INC             NOTE 2.750%11/0   532791AF7    37,408   34,300,000 PRN        DEFINED  1, 2, 3, 4    34,300,000
LINEAR TECHNOLOGY CORP        NOTE 3.000% 5/0   535678AC0    65,790   62,077,000 PRN        DEFINED  1, 2, 3, 4    62,077,000
LYONDELLBASELL INDUSTRIES N   SHS - A -         N53745100    10,320      300,000 PRN        DEFINED  1, 2, 3, 4       300,000
MGM RESORTS INTERNATIONAL     COM               552953101    12,429      837,000      PUT   DEFINED  1, 2, 3, 4       837,000
MICROCHIP TECHNOLOGY INC      SDCV 2.125%12/1   595017AB0    93,567   76,198,000 PRN        DEFINED  1, 2, 3, 4    76,198,000
MORGAN STANLEY                COM NEW           617446448    93,221    3,426,000      CALL  DEFINED  1, 2, 3, 4     3,426,000
MYLAN INC                     COM               628530107    20,881      988,193 SH         DEFINED  1, 2, 3, 4       988,193
NETAPP INC                    NOTE 1.750% 6/0   64110DAB0   263,952  148,161,000 PRN        DEFINED  1, 2, 3, 4   148,161,000
NEW YORK CMNTY CAP TR V       UNIT 99/99/9999   64944P307    79,118    1,508,150 PRN        DEFINED  1, 2, 3, 4     1,508,150
PARKER DRILLING CO            NOTE 2.125% 7/1   701081AR2    15,863   16,474,000 PRN        DEFINED  1, 2, 3, 4    16,474,000
PETROHAWK ENERGY CORP         COM               716495106     1,825      100,000 SH         DEFINED  1, 2, 3, 4       100,000
PNC FINL SVCS GROUP INC       COM               693475105    51,612      850,000      PUT   DEFINED  1, 2, 3, 4       850,000
PRIDE INTL INC DEL            COM               74153Q102     6,270      190,000 SH         DEFINED  1, 2, 3, 4       190,000
PROLOGIS                      NOTE 2.625% 5/1   743410AS1    17,391   17,500,000 PRN        DEFINED  1, 2, 3, 4    17,500,000
QWEST COMMUNICATIONS INTL IN  COM               749121109     5,669      745,000      CALL  DEFINED  1, 2, 3, 4       745,000
REINSURANCE GROUP AMER INC    PFD TR INC EQ     759351307   158,929    2,283,168 SH         DEFINED  1, 2, 3, 4     2,283,168
ROSETTA RESOURCES INC         COM               777779307     5,431      144,292 SH         DEFINED  1, 2, 3, 4       144,292
SANDISK CORP                  COM               80004C101    25,080      503,000      PUT   DEFINED  1, 2, 3, 4       503,000
SEMGROUP CORP                 CL A              81663A105    22,436      825,750 PRN        DEFINED  1, 2, 3, 4       825,750
SESI L L C                    FRNT 1.500%12/1   78412FAH7    46,779   45,851,000 PRN        DEFINED  1, 2, 3, 4    45,851,000
SMITHFIELD FOODS INC          COM               832248108     2,476      120,000 SH         DEFINED  1, 2, 3, 4       120,000
SMITHFIELD FOODS INC          COM               832248108     1,950       94,500      CALL  DEFINED  1, 2, 3, 4        94,500
SPANSION INC                  COM CL A NEW      84649R200     6,553      316,566 PRN        DEFINED  1, 2, 3, 4       316,566
STONE ENERGY CORP             COM               861642106     4,458      200,000 SH         DEFINED  1, 2, 3, 4       200,000
SUPERVALU INC                 COM               868536103       660       68,586 SH         DEFINED  1, 2, 3, 4        68,586
SUPERVALU INC                 COM               868536103     7,223      750,000      PUT   DEFINED  1, 2, 3, 4       750,000
SVB FINL GROUP                NOTE 3.875% 4/1   78486QAB7    52,626   48,987,000 PRN        DEFINED  1, 2, 3, 4    48,987,000
THERMO FISHER SCIENTIFIC INC  COM               883556102    31,258      564,633 SH         DEFINED  1, 2, 3, 4       564,633
TRANSOCEAN INC                NOTE 1.500%12/1   893830AV1     9,850   10,000,000 PRN        DEFINED  1, 2, 3, 4    10,000,000
TRANSOCEAN INC                NOTE 1.500%12/1   893830AW9    83,635   86,400,000 PRN        DEFINED  1, 2, 3, 4    86,400,000
TRANSOCEAN LTD                REG SHS           H8817H100    42,157      606,492 PRN        DEFINED  1, 2, 3, 4       606,492
TRANSOCEAN LTD                REG SHS           H8817H100    45,960      661,200      PUT   DEFINED  1, 2, 3, 4       661,200
U S G CORP                    COM NEW           903293405    14,511      862,200      PUT   DEFINED  1, 2, 3, 4       862,200
VALE S A                      ADR               91912E105    68,806    2,000,000      CALL  DEFINED  1, 2, 3, 4     2,000,000
VERISIGN INC                  SDCV 3.250% 8/1   92343EAD4   163,351  146,083,000 PRN        DEFINED  1, 2, 3, 4   146,083,000
VIRGIN MEDIA INC              NOTE 6.500%11/1   92769LAB7   123,622   74,480,000 PRN        DEFINED  1, 2, 3, 4    74,480,000
WASHINGTON POST CO            CL B              939640108    12,671       28,830 PRN        DEFINED  1, 2, 3, 4        28,830
WESTERN REFNG INC             COM               959319104     3,924      370,900 SH         DEFINED  1, 2, 3, 4       370,900
WINDSTREAM CORP               COM               97381W104     6,644      476,600      CALL  DEFINED  1, 2, 3, 4       476,600
XILINX INC                    SDCV 3.125% 3/1   983919AD3    60,866   58,406,000 PRN        DEFINED  1, 2, 3, 4    58,406,000
ZIONS BANCORPORATION          *W EXP 05/22/202  989701115    26,894    3,627,000 PRN        DEFINED  1, 2, 3, 4     3,627,000
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SK 21823 0002 1167077